Other liabilities - Liability Balances (Details) - USD ($) $ in Millions	Jun. 30, 2022	Mar. 31, 2022	Feb. 23, 2022	Feb. 22, 2022	Dec. 31, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020
Other Liabilities [Abstract]
Accrued expenses	$ 86				$ 81
Uncertain tax positions	87				85
Unfavorable contracts to be amortized	77				6
Employee withheld taxes, social security and vacation payments	35				46
Operating Lease, Liability	36				35
Contract liabilities	30	$ 22	$ 19	$ 19	35	$ 31	$ 28	$ 31
Taxes payable	25				27
Accrued interest expense	5				0
Other liabilities	21				29
Total other liabilities	$ 402				$ 344